As filed with the Securities and Exchange Commission on February 29, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09120

PRUDENT BEAR FUNDS, INC.
(Exact name of registrant as specified in charter)

8140 Walnut Hill Lane
Suite 300
Dallas, TX 75231
(Address of principal executive offices) (Zip code)

David W. Tice
David W. Tice & Associates, LLC
43-46 Norre Gade, Suite 137
St. Thomas, U.S. Virgin Islands 00802
(Name and address of agent for service)

1-800-711-1848
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Prudent Bear Fund
Schedule of Investments
December 31, 2007
(Unaudited)

	Shares		Value
		COMMON STOCKS - 13.7%
		BASIC MATERIALS - 7.2%
	1,000,000	Alberta Star Development Corp. (a)	$587,669
	564,715	Aquiline Resources, Inc. (a)	5,264,074
	78,125	Aquiline Resources, Inc. (Acquired 10/07/05, Cost $238,846) (a)(b)(c)(d)	619,016
	78,125	Aquiline Resources, Inc. (Acquired 11/15/06, Cost $137,665) (a)(b)(c)(d)	728,254
	3,000,000	Benton Resources Corporation (a)	2,431,734
	1,000,000	Candente Resource Corp. (a)	1,904,858
	5,212,798	Capstone Mining Corp. (a)(e)	14,841,646
	592,000	Capstone Mining Corp. (Acquired 12/21/05 & 5/12/06, Cost $617,436) (a)(b)(c)(d)(e)	1,685,516
	705,883	Capstone Mining Corp. (Acquired 5/11/06, Cost $805,208) (a)(b)(c)(d)(e)	2,009,759
	3,773,238	East Asia Minerals Corporation (e)	6,117,008
	150,000	East Asia Minerals Corporation (Acquired 10/27/05, Cost 271,423) (b)(c)(d)(e)	206,697
	1,298,265	Golden Cycle Gold Corporation (a)(e)	13,242,303
	2,300,000	International KRL Resources Corp. (a)	302,953
	500,000	Magnum Uranium Corp. (a)	450,884
	3,235,000	Pershing Resources Corporation Inc. (a)	64,700
	1,821,403	Rimfire Minerals Corporation (a)(e)	2,731,320
	300,000	Silver Spruce Resources, Inc. (a)	206,697
	1,085,113	Silverstone Resources Corp. (Acquired 12/16/03, Cost $1,803,514) (a)(b)(c)(d)	2,968,545
	1,737,599	Silverstone Resources Corp. (Acquired 12/16/03 - 12/15/04, Cost $0) (a)(b)(c)(d)	4,753,552
	432,628	Silverstone Resources Corp. (Acquired 12/21/05 & 5/03/06, Cost $0) (a)(b)(c)(d)	1,183,540
	400,000	Silverstone Resources Corp. (Acquired 4/04/07, Cost $500,338) (a)(b)(c)(d)	1,094,280
	2,851,000	Southampton Ventures, Inc. (a)(e)	2,108,749
	666,667	YGC Resources Ltd. (Acquired 4/13/05, Cost $322,588) (a)(b)(c)(d)	952,430
	333,333	YGC Resources Ltd. (Acquired 4/20/07, Cost $295,714) (a)(b)(c)(d)	476,214
			66,932,398
		HEALTH CARE - 0.1%
	850,000	ADVENTRX Pharmaceuticals, Inc. (a)	382,500
	375,000	ADVENTRX Pharmaceuticals, Inc. (Acquired 3/01/06, Cost $228,750) (a)(b)(c)(d)	143,438
	100,000	Genitope Corporation (a)	74,000
			599,938
		METALS & MINING - 6.2%
	3,500,000	Abacus Mining & Exploration Corporation (a)	1,383,049
	3,030,000	Andean American Mining Corp. (a)	2,271,848
	1,282,000	Antares Minerals (a)	4,832,099
	1,500,000	Ascot Resources Ltd. (a)(e)	2,583,717
	360,000	Ascot Resources Ltd. (Acquired 7/05/2007, Cost $507,154) (a)(b)(c)(d)(e)	620,092
	1,140,000	Ascot Resources Ltd. (Acquired 12/20/2007, Cost $1,996,910) (a)(b)(c)(d)(e)	1,669,081
	40,000	Bear Creek Mining Corporation (Acquired 8/30/05, Cost $107,953) (a)(b)(c)(d)	291,808
	20,000	Bear Creek Mining Corporation (Acquired 2/05/07, Cost $72,699) (a)(b)(c)(d)	145,904
	3,000,000	Brilliant Mining Corp. (a)(e)	3,951,568
	1,000,000	Brilliant Mining Corp. (Acquired 5/10/06, Cost $708,012) (a)(b)(c)(d)(e)	1,317,189
	955,000	Canplats Resources Corp. (a)	3,406,049
	4,475,000	Cash Minerals Ltd. (a)	1,904,352
	2,000,000	Castillian Resources Corp. (a)	1,013,223
	2,000,000	Commander Resources Ltd. (a)	435,686
	250,000	Crosshair Exploration & Mining Corp. (Acquired 11/04/05, Cost $326,166) (a)(b)(c)(d)	469,375
	500,000	Crosshair Exploration & Mining Corp. (Acquired 11/04/05, Cost $338,070) (a)(b)(c)(d)	1,104,413
	1,000,000	Duran Ventures, Inc. (a)	1,519,834
	430,000	Evolving Gold Corp. (a)	457,470
	1,700,000	Fortuna Silver Mines, Inc. (a)	5,339,683
	530,000	Fortuna Silver Mines, Inc. (Acquired 1/11/07, Cost $853,788) (a)(b)(c)(d)	1,664,725
	857,143	Franklin Lake Resources Inc. (a)	94,286
	1,500,000	Fury Explorations Ltd. (a)(e)	1,155,074
	600,000	Fury Explorations Ltd. (Acquired 9/20/06, Cost $429,744) (a)(b)(c)(d)(e)	462,029
	1,000,000	Grande Portage Resources Ltd. (a)	192,512
	800,000	Grande Portage Resources Ltd. (Acquired 12/06/06, Cost $491,356) (a)(b)(c)(d)	154,010
	1,400,000	Grayd Resource Corp. (a)	765,996
	500,000	Inter-Citic Minerals Inc. (a)	982,826
	1,000,000	International Tower Hill Mines Ltd. (a)	1,874,462
	175,000	International Tower Hill Mines Ltd. (Acquired 5/09/07, Cost $379,895) (a)(b)(c)(d)	328,031
	130,000	Kootenay Gold, Inc. (a)	208,116
	800,000	Mansfield Minerals, Inc. (a)	2,837,023
	1,732,500	Niblack Mining Corp. (a)(e)	930,366
	525,000	Niblack Mining Corp. (Acquired 3/02/06, Cost $252,050) (a)(b)(c)(d)(e)	281,929
	400,000	Niblack Mining Corp. (Acquired 3/15/07, Cost $289,167) (a)(b)(c)(d)(e)	214,803
	1,000,000	Norsemont Mining, Inc. (a)	2,695,172
	4,000,000	Selkirk Metals Corp. (a)(e)	3,080,197
	1,400,000	Skygold Ventures Ltd. (a)	1,716,399
	1,500,000	TNR Gold Corp. (a)	471,148
	300,000	Universal Uranium Ltd (a)	164,142
	1,000,000	Uranium City Resources Inc. (a)	263,438
	1,640,000	Valencia Ventures, Inc. (a)	822,534
	1,000,000	Victoria Resource Corp. (a)	1,438,776
			57,514,434
		POLLUTION CONTROL - 0.1%
	628,209	Migami, Inc. (a)	31,410
	1,316,300	Sonic Technology Solutions, Inc. (a)	493,471
			524,881
		TECHNOLOGY - 0.1%
	398,432	Aura Systems, Inc. (a)	844,676
		TOTAL COMMON STOCKS (Cost $97,002,789)	126,416,327

		RIGHTS - 0.0%
	8,700	Chesapeake Gold Corp. (a)	10,137
		TOTAL RIGHTS (Cost $0)	10,137

		WARRANTS - 0.1%
		Ascot Resources Ltd. (a)
	180,000	Expiration: July 2009, Exercise Price: $2.00 CAD	140,433
		(Acquired 7/05/07, Cost $1,800) (a)(b)(c)(d)
	570,000	Expiration: December 2009, Exercise Price: $2.25 CAD	331,391
		(Acquired 12/20/07, Cost $5,700) (a)(b)(c)(d)
		Aura Systems, Inc.
	105,990	Expiration: January 2008 - 2011, Exercise Price: $3.50 - $4.00	-
		(Acquired 3/21/06, Cost $1,060) (a)(b)(c)(d)
		Brilliant Mining Corp.
	500,000	Expiration: May 2008, Exercise Price: $1.05 CAD	239,526
		(Acquired 5/10/06, Cost $5,000) (a)(b)(c)(d)
		Chesapeake Gold Corp.
	43,500	Expiration: February 2012, Exercise Price: $8.00 CAD	140,992
		(Acquired 3/17/06, Cost $0) (a)(b)(c)(d)
		Fortuna Silver Mines, Inc.
	265,000	Expiration: July 2008, Exercise Price: $2.30 CAD	230,511
		(Acquired 1/11/07, Cost $2,650) (a)(b)(c)(d)
		Fury Explorations Ltd.
	300,000	Expiration: September 2008, Exercise Price: $1.25 CAD	-
		(Acquired 9/20/06, Cost $3,000) (a)(b)(c)(d)
		Grande Portage Resources Ltd.
	400,000	Expiration: June 2008, Exercise Price: $1.10 CAD	81
		(Acquired 12/06/06, Cost $4,000) (a)(b)(c)(d)
		International Tower Hill Mines Ltd.
	175,000	Expiration: May 2009, Exercise Price: $3.00 CAD	21,065
		(Acquired 5/09/07, Cost $1,750) (a)(b)(c)(d)
		Niblack Mining Corp.
	262,500	Expiration: March 2008, Exercise Price: $0.80 CAD	-
		(Acquired 3/02/06, Cost $2,625) (a)(b)(c)(d)
	200,000	Expiration: September 2008, Exercise Price: $1.25 CAD	4,640
		(Acquired 3/15/07, Cost $2,000) (a)(b)(c)(d)
		Silverstone Resources Corp.
	200,000	Expiration: April 2009, Exercise Price: $2.10 CAD	227,387
		(Acquired 4/04/07, Cost $2,000) (a)(b)(c)(d)
		TOTAL WARRANTS (Cost $31,585)	1,336,026

	Contracts (100 shares per contract)
		PURCHASED PUT OPTIONS - 1.7%
		Advanced Micro Devices, Inc.
	900	Expiration: January 2008, Exercise Price: $10.00	230,850
	500	Expiration: April 2008, Exercise Price: $10.00	143,500
		Amgen, Inc.
	200	Expiration: January 2009, Exercise Price: $50.00	137,500
		AMR Corporation
	300	Expiration: January 2008, Exercise Price: $30.00	477,000
		Applied Materials, Inc.
	500	Expiration: January 2008, Exercise Price: $22.50	237,500
		Bank of America Corporation
	500	Expiration: January 2008, Exercise Price: $47.50	315,000
	300	Expiration: January 2008, Exercise Price: $50.00	265,500
		Bank of New York Mellon Corporation
	300	Expiration: January 2008, Exercise Price: $40.00	1,500
		Financial Select Sector SPDR
	500	Expiration: January 2008, Exercise Price: $29.00	41,000
	500	Expiration: January 2008, Exercise Price: $31.00	107,250
	1,000	Expiration: March 2008, Exercise Price: $29.00	173,000
		Franklin Resources, Inc.
	300	Expiration: January 2008, Exercise Price: $110.00	45,750
		Freddie Mac
	300	Expiration: April 2008, Exercise Price: $45.00	352,500
		Garmin LTD
	150	Expiration: January 2008, Exercise Price: $95.00	57,750
		Genworth Financial, Inc.
	400	Expiration: March 2008, Exercise Price: $22.50	38,000
	800	Expiration: March 2008, Exercise Price: $25.00	144,000
		The Goldman Sachs Group, Inc.
	200	Expiration: January 2008, Exercise Price: $175.00	6,500
	100	Expiration: January 2008, Exercise Price: $180.00	4,500
	200	Expiration: April 2008, Exercise Price: $170.00	89,000
		Industrial Select Sector SPDR
	1,000	Expiration: March 2008, Exercise Price: $37.00	82,500
	500	Expiration: March 2008, Exercise Price: $38.00	57,500
	500	Expiration: January 2009, Exercise Price: $37.00	122,500
		Inter@ctive Week Internet Index
	400	Expiration: January 2008, Exercise Price: $220.00	128,000
	200	Expiration: February 2008, Exercise Price: $210.00	88,000
	1,100	Expiration: February 2008, Exercise Price: $220.00	770,000
		iShares China 25 Index Fund
	200	Expiration: February 2008, Exercise Price: $170.00	224,000
		JPMorgan Chase & Co.
	300	Expiration: January 2008, Exercise Price: $40.00	11,250
	300	Expiration: January 2008, Exercise Price: $45.00	70,500
	600	Expiration: March 2008, Exercise Price: $42.50	136,500
		Lehman Brothers Holdings Inc.
	200	Expiration: January 2008, Exercise Price: $55.00	4,500
		Lincare Holdings Inc.
	500	Expiration: January 2008, Exercise Price: $32.50	11,250
	500	Expiration: January 2008, Exercise Price: $35.00	36,250
		Midwest Air Group, Inc.
	400	Expiration: January 2008, Exercise Price: $15.00	36,000
		Morgan Stanley
	200	Expiration: January 2008, Exercise Price: $55.00	62,000
	200	Expiration: January 2008, Exercise Price: $60.00	140,000
		Morgan Stanley Technology Index
	100	Expiration: January 2008, Exercise Price: $600.00	35,750
	125	Expiration: January 2008, Exercise Price: $630.00	200,625
	100	Expiration: March 2008, Exercise Price: $650.00	415,500
		Motorola, Inc.
	600	Expiration: April 2008, Exercise Price: $17.00	88,200
		Panera Bread Co.
	400	Expiration: February 2008, Exercise Price: $35.00	83,000
		Philadelphia Housing Sector Index
	300	Expiration: January 2008, Exercise Price: $150.00	270,000
		Philadelphia Semiconductor Index
	100	Expiration: March 2008, Exercise Price: $420.00	257,000
		QUALCOMM Inc.
	400	Expiration: January 2008, Exercise Price: $37.50	19,600
		Research In Motion
	100	Expiration: March 2008, Exercise Price: $106.63	78,000
		The Russell 2000 Index
	200	Expiration: January 2008, Exercise Price: $720.00	112,000
	100	Expiration: January 2008, Exercise Price: $750.00	130,500
	200	Expiration: March 2008, Exercise Price: $640.00	164,000
	300	Expiration: March 2008, Exercise Price: $670.00	378,000
	400	Expiration: March 2008, Exercise Price: $700.00	748,000
	100	Expiration: March 2008, Exercise Price: $720.00	238,500
	100	Expiration: March 2008, Exercise Price: $730.00	268,500
	100	Expiration: March 2008, Exercise Price: $740.00	300,500
		SL Green Realty Corp.
	100	Expiration: January 2008, Exercise Price: $95.00	42,500
		SPDR Trust Series 1
	1,000	Expiration: June 2008, Exercise Price: $139.00	587,500
	1,000	Expiration: June 2008, Exercise Price: $140.00	617,500
		Standard & Poor's 100 Index
	800	Expiration: March 2008, Exercise Price: $620.00	756,000
	1,300	Expiration: March 2008, Exercise Price: $640.00	1,722,500
		Standard and Poor's 500 Index
	200	Expiration: March 2008, Exercise Price: $1,275.00	276,000
	100	Expiration: March 2008, Exercise Price: $1,325.00	207,000
		SunTrust Banks, Inc.
	300	Expiration: January 2008, Exercise Price: $70.00	235,500
		T. Rowe Price Group Inc.
	200	Expiration: January 2008, Exercise Price: $45.00	500
		UST Inc.
	200	Expiration: January 2008, Exercise Price: $55.00	25,500
		UTStarcom, Inc.
	500	Expiration: January 2008, Exercise Price: $5.00	115,000
	500	Expiration: January 2008, Exercise Price: $7.50	240,000
		Wachovia Corporation
	200	Expiration: January 2008, Exercise Price: $50.00	241,000
		WCI Communities, Inc.
	1,000	Expiration: January 2008, Exercise Price: $15.00	1,130,000
	400	Expiration: January 2008, Exercise Price: $20.00	648,000
		Wells Fargo & Company
	800	Expiration: January 2008, Exercise Price: $32.50	204,000
		TOTAL PURCHASED PUT OPTIONS (Cost $13,705,849)	15,684,525

	Shares
		SHORT-TERM INVESTMENTS - 79.6%
		Mutual Funds - 2.8%
	$25,875,633	Federated US Treasury Cash Reserve Fund	25,875,633

		U.S. Treasury Bills - 76.8%
	12,500,000	3.995%, 1/03/2008 (f)(h)	12,497,302
	15,000,000	3.800%, 1/10/2008 (f)(h)	14,986,138
	103,000,000	4.147%, 1/17/2008 (f)(h)	102,815,557
	13,000,000	3.953%, 1/24/2008 (f)(h)	12,968,089
	24,000,000	4.006%, 1/31/2008 (f)(h)	23,922,173
	14,500,000	3.987%, 2/07/2008 (f)(h)	14,431,513
	26,000,000	3.828%, 2/14/2008 (f)(h)	25,881,743
	32,800,000	3.922%, 2/21/2008 (f)(h)	32,623,196
	13,500,000	4.091%, 2/28/2008 (f)(h)	13,413,582
	13,000,000	4.091%, 3/06/2008 (f)(h)	12,929,904
	17,000,000	3.884%, 3/13/2008 (f)(h)	16,896,895
	16,000,000	3.870%, 3/20/2008 (f)(h)	15,890,800
	47,964,965	3.858%, 3/27/2008 (f)(h)	47,604,844
	16,000,000	3.757%, 4/03/2008 (f)(h)	15,865,472
	11,000,000	3.661%, 4/10/2008 (f)(h)	10,903,200
	19,000,000	3.574%, 4/17/2008 (g)(h)	18,822,103
	84,000,000	3.755%, 4/24/2008 (g)(h)	83,162,856
	15,000,000	3.352%, 5/01/2008 (g)(h)	14,838,495
	12,000,000	3.184%, 5/08/2008 (f)(h)	11,862,840
	22,000,000	3.159%, 5/15/2008 (g)(h)	21,733,052
	35,500,000	3.143%, 5/22/2008 (g)(h)	35,045,316
	93,500,000	3.142%, 5/29/2008 (g)(h)	92,248,035
	9,000,000	3.106%, 6/05/2008 (g)(h)	8,874,837
	26,000,000	3.086%, 6/12/2008 (f)(h)	25,617,410
	15,000,000	3.338%, 6/19/2008 (f)(h)	14,769,900
	10,300,000	3.361%, 6/26/2008 (f)(h)	10,133,470
			710,738,722
		TOTAL SHORT-TERM INVESTMENTS (Cost $736,505,815)	736,614,355
		Total Investments (Cost $847,246,038) (i) - 95.1%	880,061,370
		Other Assets in Excess of Liabilities - 4.9%	45,576,028
		TOTAL NET ASSETS - 100.0%	$925,637,398

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Affiliated company.
(f)	All or a portion of the securities have been committed as collateral for open short positions.
(g)	All or a portion of the securities have been committed as collateral for futures contracts.
(h)	Rate shown is the calculated yield to maturity.
(i)	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:
	Cost of investments		$862,456,252
	Gross unrealized appreciation		43,257,817
	Gross unrealized depreciation		(25,652,699)
	Net unrealized appreciation		$17,605,118

CAD	Canadian Dollars

Prudent Bear Fund
Schedule of Securities Sold Short
December 31, 2007
(Unaudited)

Shares		Value
326,000	Advanced Energy Industries, Inc.	$4,264,080
685,000	Advanced Micro Devices, Inc.	5,137,500
27,000	Ambac Financial Group, Inc.	695,790
227,800	American Reprographics Co.	3,754,144
180,000	Amgen, Inc.	8,359,200
258,945	AMR Corporation	3,632,998
37,000	Analog Devices, Inc.	1,172,900
355,000	Applied Materials, Inc.	6,304,800
525,000	Autonation, Inc.	8,221,500
33,000	AvalonBay Communities, Inc.	3,106,620
102,000	Bank of America Corporation	4,208,520
285,000	Bed Bath & Beyond Inc.	8,376,150
205,000	Benchmark Electronics, Inc.	3,634,650
630,000	Boston Scientific Corp.	7,326,900
238,800	Brunswick Corporation	4,071,540
210,000	Cameco Corporation	8,360,100
39,000	Capital One Financial Corp.	1,843,140
400,000	CarMax, Inc.	7,900,000
126,000	Carnival Corp.	5,605,740
300,000	The Cheesecake Factory Inc.	7,113,000
470,000	Chico's FAS, Inc.	4,244,100
650,000	Circuit City Stores, Inc.	2,730,000
22,000	Cisco Systems, Inc.	595,540
277,000	Clearwire Corp.	3,797,670
88,000	The Colonial BancGroup Inc.	1,191,520
30,000	Consumer Staples Select Sector SPDR Fund	864,000
27,000	Comverse Technology, Inc.	465,750
315,000	Constellation Brands, Inc. - Class A	7,446,600
105,000	D.R. Horton, Inc.	1,382,850
490,000	Denison Mines Corp.	4,413,699
20,300	Eldorado Gold Corporation	117,740
165,000	EMC Corporation	3,057,450
220,000	Fair Isaac Corp.	7,073,000
89,000	Fannie Mae	3,558,220
111,000	Fortune Brands, Inc.	8,031,960
119,000	Freddie Mac	4,054,330
6,000	Freeport-McMoRan Copper & Gold, Inc.	614,640
30,000	Fronteer Development Group Inc.	302,751
195,000	General Motors Corporation	4,853,550
109,000	Genworth Financial, Inc.	2,774,050
125,000	Golden Star Resources Ltd.	395,000
110,000	Harley-Davidson, Inc.	5,138,100
365,000	Industrial Select Sector SPDR Fund	14,293,400
11,000	International Business Machines Corp.	1,189,100
30,000	iShares Russell 2000 Growth Index Fund	2,504,400
365,000	Ivanhoe Mines Ltd.	3,946,242
91,000	JPMorgan Chase & Co.	3,972,150
48,000	Juniper Networks, Inc.	1,593,600
65,000	KB Home	1,404,000
50,000	Kinross Gold Corp.	927,099
71,000	Lam Research Corp.	3,069,330
186,400	Landry's Restaurants, Inc.	3,672,080
8,000	LCA-Vision, Inc.	159,760
40,000	Lehman Brothers Holdings Inc.	2,617,600
75,000	Lennar Corporation	1,341,750
240,000	Lincare Holdings Inc.	8,438,400
156,000	Linear Technology Corp.	4,965,480
220,000	Marvell Technology Group Ltd.	3,075,600
350,000	Masco Corp.	7,563,500
102,000	Maxim Integrated Products, Inc.	2,700,960
21,000	MBIA Inc.	391,230
36,000	Merrill Lynch & Co., Inc.	1,932,480
30,000	MetroPCS Communications, Inc.	583,500
38,000	MGIC Investment Corporation	852,340
120,000	Micrel, Inc.	1,014,000
75,000	Microchip Technology, Inc.	2,356,500
100,000	MKS Instruments, Inc.	1,914,000
38,000	Morgan Stanley	2,018,180
167,000	Motorola, Inc.	2,678,680
70,000	Newmont Mining Corp.	3,418,100
40,000	Old Republic International Corp.	616,400
105,000	Palm, Inc.	665,700
170,000	Panera Bread Co.	6,089,400
180,000	Patterson Companies, Inc.	6,111,000
99,000	Plexus Corp.	2,599,740
19,000	The PMI Group Inc.	252,320
54,000	Pool Corporation	1,070,820
44,000	QUALCOMM Inc.	1,731,400
325,000	Robert Half International, Inc.	8,788,000
78,000	Royal Caribbean Cruises Ltd.	3,310,320
215,000	The Scotts Co.	8,045,300
75,000	Sears Holdings Corporation	7,653,750
280,000	Simpson Manufacturing Co., Inc.	7,445,200
65,500	SL Green Realty Corp.	6,121,630
40,000	Southwest Airlines Co.	488,000
245,000	SPDR S&P Homebuilders ETF	4,740,750
305,000	SPDR S&P Retail ETF	10,235,800
235,000	SPDR Trust Series 1	34,359,350
400,000	Starbucks Corp.	8,188,000
74,000	SunTrust Banks, Inc.	4,624,260
44,000	Thor Industries, Inc.	1,672,440
145,000	Tidewater, Inc.	7,954,700
75,000	Toll Brothers, Inc.	1,504,500
16,000	UAL Corp.	570,560
85,000	USG Corp.	3,042,150
148,000	Wachovia Corporation	5,628,440
50,000	Walgreen Co.	1,904,000
60,000	Wal-Mart Stores, Inc.	2,851,800
57,000	Washington Mutual, Inc.	775,770
20,000	Watsco, Inc.	735,200
90,000	WCI Communities, Inc.	340,200
45,000	Websense, Inc.	764,100
140,000	Wells Fargo & Company	4,226,600
200,000	Whole Foods Market, Inc.	8,160,000
265,000	Williams-Sonoma, Inc.	6,863,500
510,000	Xerox Corp.	8,256,900
50,000	Yamana Gold Inc.	653,022
	TOTAL SECURITIES SOLD SHORT (Proceeds $466,991,194)	$433,826,275

ETF -	Exchange-Traded Fund

Prudent Global Income Fund
Schedule of Investments
December 31, 2007
(Unaudited)

	Shares			Value
			COMMON STOCKS - 7.0%
			CANADA - 5.0%
	90,186		Agnico-Eagle Mines Limited	$4,972,817
	2,500,000		BacTech Mining Corporation (a)	455,950
	445,000		Central Fund of Canada Limited - Class A	4,823,800
	300,000		Kinross Gold Corporation (a)	5,520,000
	279,375		Yamana Gold, Inc.	3,615,113
				19,387,680
			SOUTH AFRICA - 0.9%
	85,000		AngloGold Ashanti Limited - ADR	3,638,850
			UNITED STATES - 1.1%
	20,000		Newmont Mining Corp.	976,600
	100,000		Royal Gold, Inc.	3,052,000
				4,028,600
			TOTAL COMMON STOCKS (Cost $15,632,452)	27,055,130

	Principal
	Amount
			CONVERTIBLE BONDS - 0.5%
			BacTech Mining Corporation
	3,000,000	CAD	10.000%, 3/15/2009 (Acquired 3/15/04, Cost $2,230,050) (b)(c)(d)	1,823,801
			TOTAL CONVERTIBLE BONDS (Cost $2,230,050)	1,823,801

			STRUCTURED NOTES - 3.6%
			UBS Gold Bullion Notes
	$7,000,000		0.000%, 8/29/2008 (a)(e)	13,842,500
			TOTAL STRUCTURED NOTES (Cost $7,000,000)	13,842,500

			FOREIGN TREASURY OBLIGATIONS - 70.3%
			AUSTRALIA - 4.0%
			Australian Government Bond
	17,125,000	AUD	8.750%, 8/15/2008	15,233,986
			BELGIUM - 4.7%
			Kingdom of Belgium Bond
	12,450,000	EUR	3.000%, 9/28/2008	18,064,923
			CANADA - 8.1%
			Canadian Treasury Bill
	30,998,000	CAD	4.184%, 2/21/2008 (f)	31,229,476
			DENMARK - 4.1%
			Kingdom of Denmark Bond
	81,420,000	DKK	4.000%, 8/15/2008	15,913,798
			FRANCE - 4.7%
			French Treasury Note
	12,470,000	EUR	4.000%, 9/12/2009	18,202,386
			GERMANY - 4.1%
			Bundesschatzanweisungen German Bond
	10,700,000	EUR	3.750%, 12/12/2008	15,590,271
			HONG KONG - 4.5%
			Hong Kong Treasury Bill
	135,000,000	HKD	3.700%, 1/16/2008 (f)	17,299,613
			ITALY - 4.8%
			Republic of Italy Bond
	2,071,000,000	JPY	3.800%, 3/27/2008	18,666,714
			NETHERLANDS - 4.7%
			Netherlands Government Bond
	12,450,000	EUR	3.750%, 7/15/2009	18,116,254
			NORWAY - 4.6%
			Norwegian Treasury Bill
	99,300,000	NOK	4.897% 9/17/2008 (f)	17,682,472
			SINGAPORE - 4.8%
			Singapore Government Bond
	26,500,000	SGD	1.500%, 4/01/2008	18,386,816
			SWEDEN - 4.4%
			Swedish Government Bond
	109,000,000	SEK	6.500%, 5/05/2008	16,981,786
			SWITZERLAND - 10.9%
			Swiss Government Bond
	47,407,000	CHF	4.250%, 1/08/2008	41,883,895
			UNITED KINGDOM - 1.9%
			United Kingdom Treasury Bond
	3,650,000	GBP	5.000%, 3/07/2008	7,265,706
			TOTAL FOREIGN TREASURY OBLIGATIONS (Cost $258,193,688)	270,518,096

	Shares
			SHORT-TERM INVESTMENTS - 17.4%
			Mutual Funds - 3.9%
	15,064,878		Federated US Treasury Cash Reserve Fund	15,064,878

	Principal
	Amount
			U.S. Treasury Bills - 13.5%
	$12,000,000		2.536%, 1/03/2008 (f)	11,998,334
	20,000,000		2.083%, 1/10/2008 (f)	19,989,740
	6,000,000		2.693%, 1/17/2008 (f)	5,992,928
	13,800,000		2.750%, 1/24/2008 (f)	13,776,133
				51,757,135
			TOTAL SHORT TERM INVESTMENTS (Cost $66,822,013)	66,822,013
			Total Investments (Cost $349,878,203) (g) - 98.8%	380,061,540
			Other Assets in Excess of Liabilities - 1.2%	4,717,925
			TOTAL NET ASSETS - 100.0%	$384,779,465

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Fair valued security.
(c)	Restricted security.
(d)	Private placement issue.
(e)	Redemption value linked to the value of gold bullion.
(f)	Rate shown is the calculated yield to maturity.
(g)	The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows*:
	Cost of investments			$352,254,503
	Gross unrealized appreciation			28,591,396
	Gross unrealized depreciation			(784,359)
	Net unrealized appreciation			$27,807,037

ADR	American Depository Receipt
AUD	Australian Dollars
GBP	British Pounds
CAD	Canadian Dollars
DKK	Danish Krone
EUR	European Monetary Units
HKD	Hong Kong Dollars
JPY	Japanese Yen
NOK	Norwegian Kroner
SGD	Singapore Dollars
CHF	Swiss Francs
SEK	Swedish Krona

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudent Bear Funds, Inc.

By (Signature and Title)  /s/ David W. Tice
                                                  David W. Tice, President

Date   2/15/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David W. Tice
                                                  David W. Tice, President

Date   2/15/2008

By (Signature and Title)*  /s/ David W. Tice
                                                  David W. Tice, Treasurer

Date   2/15/2008

* Print the name and title of each signing officer under his or her signature.